SCUDDER
                                                                     INVESTMENTS


Supplement to the currently effective prospectus for the following fund:

Scudder RREEF Real Estate Securities Fund

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The following replaces "The portfolio  managers"  subsection of the "Who Manages and Oversees the Fund" section.


 John F. Robertson, CFA                    John W. Vojticek

 Partner of RREEF and Co-Manager of        Managing Director of RREEF and
 the fund.                                 Co-Manager of the fund.
  o Joined RREEF in 1997, Deutsche          o Joined RREEF, Deutsche Asset
    Asset Management, Inc. in 2002 and        Management, Inc. and the fund in
    the fund in 1999 (Lead Manager as         September, 2004.
    of December 31, 2004).                  o Prior to that, Principal at KG
  o Prior to that, Assistant Vice             Redding and Associates, March,
    President of Lincoln Investment           2004-September, 2004.
    Management responsible for REIT         o Prior to that, Managing Director
    research.                                 of RREEF from 1996-March, 2004,
  o Over 13 years of investment               Deutsche Asset Management, Inc.
    industry experience.                      from 2002-March, 2004 and
  o MBA, Indiana University.                  the fund from 1999-March, 2004.
                                            o Eight years of investment
 Jerry W. Ehlinger                            industry experience.
 Managing Director of RREEF and
 Co-Manager of the fund.                   Mark D. Zeisloft, CFA
  o Joined RREEF, Deutsche Asset           Managing Director of RREEF and
    Management, Inc. and the fund          Co-Manager of the fund.
    in 2004.                                o Joined RREEF in 1996, Deutsche
  o Prior to that, Senior Vice                Asset Management, Inc. in 2002
    President at Heitman Real Estate          and the fund in 1999.
    Investment Management from              o Over 13 years of investment
    2000-2004.                                industry experience.
  o Prior to that, Senior Research          o MBA, University of Chicago.
    Associate at Morgan Stanley Asset
    Management from 1995-2000.             Karen J. Knudson
  o Over nine years of investment          Partner of RREEF and Co-Manager
    industry experience.                   of the fund through December 31,
  o MS, University of Wisconsin-Madison.   2004.
                                            o Joined RREEF in 1995, Deutsche
                                              Asset Management, Inc. in 2002
                                              and the fund in 1999.
                                            o Over 21 years of investment
                                              industry experience.
                                            o MBA, University of California at
                                              Berkeley.




               Please Retain This Supplement for Future Reference





October 13, 2004